Salary and benefit payable (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Salary And Benefit Payable Details Narrative Abstract
Salary and benefit payable to employees		¥ 2,907	¥ 895
Consulting expenses payable to a shareholder’s representatives(1)	[1]	516	516
Total		¥ 3,423	¥ 1,411

[1]	See Note 29 of Notes to the Consolidated Financial Statements, Section 5. Consulting expenses for representatives from a shareholder for detailed disclosure.